SCHEDULE OF SHARE OPTION GRANTED (Details)		12 Months Ended
		Dec. 31, 2025 USD ($) shares $ / shares	Dec. 31, 2024 USD ($) $ / shares
Notes and other explanatory information [abstract]
Number of options outstanding, Beginning balance | $	[1]
Weighted average exercise price outstanding, Beginning balance
Number of Issue of options		869,001	[1]
Weighted average exercise price, issued of options		$ 183,639
Number of options outstanding, Ending balance		869,001	[1]
Weighted average exercise price outstanding, Ending balance		$ 183,639
Number of options, Exercisable		869,001	[1]
Weighted average exercise price, Exercisable		$ 183,639

[1]	Nil after reverse stock split